VIA EDGAR TRANSMISSION


May 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Annuity Account Seven ("Registrant")
     SunAmerica Annuity and Life Assurance Company ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-09003)
     (Central Index Key 0001070231)

     FILE NUMBER       PRODUCT NAME
     333-63511         Polaris Plus
     333-65965         Polaris II A-Class / Polaris II Asset Manager /
                       Polaris II A-Class Platinum Series
     333-137862        Polaris Plus
     333-137882        Polaris II A-Class Platinum Series
     333-172054        Polaris Platinum O-Series

Members of the Commission:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, in connection with the above-referenced Registration Statements, Registrant hereby certifies that:

(1) The form of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statements or amendments filed with the Securities and Exchange Commission, and

(2) The text of the most recent Registration Statements or amendments has been filed with the Securities and Exchange Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.

Very truly yours,

/s/ Helena Lee

Helena Lee
Senior Counsel